Goodwill and Other Intangibles - Summary of the Company’s intangible assets other than goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years 5 months 24 days
Finite-lived intangible assets, gross	$ 54,015		$ 55,292
Accumulated amortization, finite-lived intangible assets	(34,087)	(35,214)	(29,378)
Net book value	19,928		25,914
Total intangible assets at net book value	20,828	19,255	26,814
Favorable Facility Lease [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	6 years
Finite-lived intangible assets, gross	0		1,752
Accumulated amortization, finite-lived intangible assets	0		(1,367)
Customer Relationships [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Finite-lived intangible assets, gross	44,669		44,397
Accumulated amortization, finite-lived intangible assets	(26,243)		(21,644)
Internally Developed Software [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	7 years
Finite-lived intangible assets, gross	9,346		9,143
Accumulated amortization, finite-lived intangible assets	(7,844)		(6,367)
Trade Names [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 900		$ 900